Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.0%
Selamat Sempurna Tbk PT	2,641,600	$244,402

Automobiles — 6.4%
Astra International Tbk PT	68,624,830	31,624,346

Banks — 37.9%
Bank Central Asia Tbk PT	36,242,958	80,682,657
Bank Mandiri Persero Tbk PT	45,907,360	22,701,442
Bank Negara Indonesia Persero Tbk PT	30,955,558	16,459,885
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,251,236	1,586,277
Bank Pembangunan Daerah Jawa Timur Tbk PT	22,970,400	1,058,544
Bank Rakyat Indonesia Persero Tbk PT	199,040,960	57,715,528
Bank Tabungan Negara Persero Tbk PT	19,838,726	2,995,852
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a)	10,266,900	2,882,448

		186,082,633

Capital Markets — 0.5%
Kresna Graha Investama Tbk PT(a)	60,360,200	2,161,071
Pool Advista Indonesia Tbk PT(a)	10,519,000	548,136

		2,709,207

Chemicals — 2.3%
Barito Pacific Tbk PT	114,831,500	11,072,020

Construction & Engineering — 1.7%
Adhi Karya Persero Tbk PT	12,088,010	921,277
PP Persero Tbk PT	16,150,522	1,545,778
Sitara Propertindo Tbk PT(a)	33,634,900	1,693,072
Waskita Karya Persero Tbk PT	22,846,000	1,984,144
Wijaya Karya Persero Tbk PT	16,573,270	2,038,612

		8,182,883

Construction Materials — 4.5%
Indocement Tunggal Prakarsa Tbk PT	7,720,844	10,619,239
Semen Indonesia Persero Tbk PT	12,534,255	10,174,918
Waskita Beton Precast Tbk PT	59,698,100	1,244,328

		22,038,485

Diversified Telecommunication Services — 11.2%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Link Net Tbk PT	6,520,500	1,932,342
Telekomunikasi Indonesia Persero Tbk PT	176,257,390	49,109,645
Tower Bersama Infrastructure Tbk PT	48,632,800	3,775,464

		54,817,451

Electronic Equipment, Instruments & Components — 0.0%
Erajaya Swasembada Tbk PT	2,318,600	220,271

Energy Equipment & Services — 0.3%
Pelayaran Tamarin Samudra Tbk PT(a)	43,705,500	1,425,348

Food Products — 8.3%
Charoen Pokphand Indonesia Tbk PT	30,796,225	14,683,064
Eagle High Plantations Tbk PT(a)	2,016,352	13,581
Indofood CBP Sukses Makmur Tbk PT	10,032,854	8,055,446
Indofood Sukses Makmur Tbk PT	18,644,130	10,508,390
Inti Agri Resources Tbk PT(a)	190,840,700	676,500
Japfa Comfeed Indonesia Tbk PT	21,744,200	2,566,756
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	18,227,200	1,770,384
Sawit Sumbermas Sarana Tbk PT	18,469,900	1,145,775
Tunas Baru Lampung Tbk PT	18,811,400	1,126,950

		40,546,846

Security	Shares	Value

Gas Utilities — 1.3%
Perusahaan Gas Negara Tbk PT	46,638,307	$6,348,497

Household Products — 3.8%
Unilever Indonesia Tbk PT	6,311,104	18,702,882

Insurance — 0.3%
Panin Financial Tbk PT(a)	81,488,978	1,594,538

Marine — 0.1%
Berlian Laju Tanker Tbk PT(a)	20,933,614	74,207
Trada Alam Minera Tbk PT(a)	169,708,200	625,652

		699,859

Media — 1.3%
Global Mediacom Tbk PT(a)	46,753,700	1,067,330
Media Nusantara Citra Tbk PT	30,209,300	2,677,180
Surya Citra Media Tbk PT	28,604,400	2,433,554

		6,178,064

Metals & Mining — 0.8%
Aneka Tambang Tbk	43,018,254	2,287,394
Krakatau Steel Persero Tbk PT(a)	36,317,693	669,450
Timah Tbk PT	18,452,780	922,312

		3,879,156

Multiline Retail — 1.4%
Matahari Department Store Tbk PT	11,897,800	2,977,613
Mitra Adiperkasa Tbk PT	40,271,500	2,897,949
Ramayana Lestari Sentosa Tbk PT	15,325,300	1,102,813

		6,978,375

Oil, Gas & Consumable Fuels — 3.5%
Adaro Energy Tbk PT	63,562,039	5,542,808
Alfa Energi Investama Tbk PT(a)	6,524,500	488,008
Bukit Asam Tbk PT	14,197,500	2,435,870
Bumi Resources Tbk PT(a)	263,734,900	1,215,368
Indika Energy Tbk PT	12,081,700	929,362
Indo Tambangraya Megah Tbk PT	401,800	291,273
Medco Energi Internasional Tbk PT(a)	35,613,833	1,792,685
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	2,168
Sugih Energy Tbk PT(a)(b)	39,886,700	11,311
United Tractors Tbk PT	3,145,496	4,666,395

		17,375,248

Paper & Forest Products — 2.1%
Indah Kiat Pulp & Paper Corp. Tbk PT	11,941,800	5,757,124
Pabrik Kertas Tjiwi Kimia Tbk PT	6,692,000	4,364,864

		10,121,988

Personal Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	18,976,300	1,708,607

Pharmaceuticals — 2.0%
Kalbe Farma Tbk PT	89,638,085	9,691,462

Real Estate Management & Development — 4.6%
Alam Sutera Realty Tbk PT(a)	64,757,416	1,101,863
Bumi Serpong Damai Tbk PT(a)	35,970,622	3,187,754
Ciputra Development Tbk PT	48,847,013	3,480,415
Hanson International Tbk PT(a)	380,381,535	1,348,393
Lippo Karawaci Tbk PT(a)	201,951,942	3,493,532
Pakuwon Jati Tbk PT	78,718,477	3,153,204
PP Properti Tbk PT	153,276,639	673,743
Puradelta Lestari Tbk PT	66,545,200	1,528,582
Rimo International Lestari Tbk PT(a)	55,197,200	195,665
Sentul City Tbk PT(a)	142,719,600	789,233

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Summarecon Agung Tbk PT	47,600,858	$3,442,246

		22,394,630

Specialty Retail — 0.8%
Ace Hardware Indonesia Tbk PT	34,714,479	3,888,612

Textiles, Apparel & Luxury Goods — 0.2%
Sri Rejeki Isman Tbk PT	52,773,700	920,406

Tobacco — 2.6%
Gudang Garam Tbk PT	2,030,042	7,250,150
Hanjaya Mandala Sampoerna Tbk PT	39,398,200	5,404,858

		12,655,008

Trading Companies & Distributors — 0.4%
AKR Corporindo Tbk PT	8,837,500	2,130,273

Transportation Infrastructure — 0.7%
Jasa Marga Persero Tbk PT	10,139,608	3,551,199

Wireless Telecommunication Services — 0.6%
Indosat Tbk PT(a)	1,119,300	226,955
XL Axiata Tbk PT(a)	10,518,600	2,490,757

		2,717,712

Total Common Stocks — 99.9% (Cost: $618,684,509)		490,500,408

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	204,000	$204,000

Total Short-Term Investments — 0.0% (Cost: $204,000)		204,000

Total Investments in Securities — 99.9% (Cost: $618,888,509)		490,704,408

Other Assets, Less Liabilities — 0.1%		265,965

Net Assets — 100.0%		$490,970,373

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	197,000	7,000	204,000	$204,000	$915	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	19	12/20/19	$986	$(14,044)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Indonesia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$490,486,929	$—	$13,479	$490,500,408
Money Market Funds	204,000	—	—	204,000

	$490,690,929	$—	$13,479	$490,704,408

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,044)	$—	$—	$(14,044)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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